Revenues from Major Geographic Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	$ 64,609	$ 99,256	$ 120,668
PRC
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	52,477	81,305	109,563
Countries other than PRC
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	$ 12,132	$ 17,951	$ 11,105